Transactions with Affiliates and Affiliated Entities (Tables)	6 Months Ended
Jun. 30, 2020
Transactions with Affiliates and Affiliated Entities [Abstract]
Management Fees and Compensation Reimbursement to Affiliate
The Management Agreement provides that the Company will reimburse the Manager for (i) various expenses incurred by the Manager or its officers, and agents on the Company’s behalf, including costs of software, legal, accounting, tax, administrative and other similar services rendered for the Company by providers retained by the Manager and (ii) the allocable portion of the compensation paid to specified officers dedicated to the Company. The amounts under “Due to affiliates” on the interim consolidated balance sheets consisted of the following for the periods indicated (dollars in thousands):

Management Fees and Compensation Reimbursement to Affiliate

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Management fees	$1,736	$1,696	$3,463	$3,267
Compensation reimbursement	238	238	476	476
Total	$1,974	$1,934	$3,939	$3,743